UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22488

Blackstone / GSO Long-Short Credit Income Fund

(exact name of Registrant as specified in charter)

280 Park Avenue

11th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Marisa Beeney

280 Park Avenue

11th Floor

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: January 27, 2011 – June 30, 2011

Item 1 – Proxy Voting Record.

The Registrant did not hold any portfolio securities that entitled the Registrant to vote at any shareholder meeting and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Long-Short Credit Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, President and Chief Executive Officer

Date: August 16, 2011